Derivative Instruments and Hedging Activities - Summary of Interest Rate Derivative (Details) - USD ($)	Sep. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
EWC Ventures and its Subsidiaries [Member]
Derivatives designated as hedging instruments:
Total derivative liabilities designated as hedging instruments		$ (527)	$ (735)
EWC Ventures and its Subsidiaries [Member] | Interest Rate Cap [Member] | Other non-current asset | Designated as Hedging Instrument [Member]
Derivatives designated as hedging instruments:
Interest rate cap, non-current portion			90
EWC Ventures and its Subsidiaries [Member] | Interest Rate Cap [Member] | Other Current Liabilities [Member] | Designated as Hedging Instrument [Member]
Derivatives designated as hedging instruments:
Interest rate cap		(181)	(180)
EWC Ventures and its Subsidiaries [Member] | Interest Rate Cap [Member] | Other Noncurrent Liabilities [Member] | Designated as Hedging Instrument [Member]
Derivatives designated as hedging instruments:
Interest rate cap		(346)	$ (645)
European Wax Center, Inc. and Subsidiaries | Interest Rate Cap [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivatives designated as hedging instruments:
Total derivative liabilities designated as hedging instruments	$ (416,000)	(527,000)
European Wax Center, Inc. and Subsidiaries | Interest Rate Cap [Member] | Other Current Liabilities [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivatives designated as hedging instruments:
Total derivative liabilities designated as hedging instruments	(184,000)	(181,000)
European Wax Center, Inc. and Subsidiaries | Interest Rate Cap [Member] | Other Noncurrent Liabilities [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivatives designated as hedging instruments:
Total derivative liabilities designated as hedging instruments	$ (232,000)	$ (346,000)